BETTER 10K - REGULATORY REQUIREMENTS (Details) $ in Millions	Dec. 31, 2022 USD ($)
Mortgage Banking [Abstract]
Minimum net worth	$ 1.0
Minimum liquidity	$ 0.2
Minimum capital ratio	6.00%